Schedule of Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	$ 3,735	$ 4,749
Loans receivable, net	46,943	46,405
Accrued interest on loans	598	601
Customer interest escrow	479	510
Notes payable secured, net	20,016	22,959
Notes payable unsecured, net	27,713	26,978
Accrued interest payable	2,464	3,158
Estimated Fair Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	3,735	4,749
Loans receivable, net	46,943	46,405
Accrued interest on loans	598	601
Customer interest escrow	479	510
Notes payable secured, net	20,016	22,959
Notes payable unsecured, net	27,713	26,978
Accrued interest payable	$ 2,464	$ 3,158